Note 5 - Gain (Loss) on SES Development (Details Textual) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 01, 2021	Jul. 02, 2019	May 25, 2018	Feb. 28, 2021	Oct. 31, 2019	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment				$ 400			$ 38	$ 769	$ 1,589	$ (2,615)
Total intangible assets and goodwill	$ 47,449						31,762	47,449	29,849	32,366
Total contract liabilities	1,129						10,095	1,129	6,013	4,978
Profit (loss) from operating activities							(33)	(4,782)	2,169	(5,410)
Total intangible assets other than goodwill	$ 21,655						9,375	$ 21,655	7,930	9,744
Proceeds from sales of investments other than investments accounted for using equity method				$ 11,400
NC-31 project [member]
Statement Line Items [Line Items]
Percentage of equity interests sold				14.50%
NC-47 project [member]
Statement Line Items [Line Items]
Percentage of equity interests sold				10.00%
Sun connect portfolio [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment						$ 300
Consideration paid (received)						1,000
Other liabilities						$ 100
Ownership percentage of investment						100.00%
Total intangible assets other than goodwill						$ 800
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	50.00%							50.00%
Consideration transferred, acquisition-date fair value, including pre-acquisition equity interest	$ 5,400							$ 5,400
Net identifiable assets acquired (liabilities assumed)	13,200							13,200
Gain recognised in bargain purchase transaction	$ 7,800						0	7,848	0	0
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment							0	(6,950)	(1,675)	(868)
Solar projects in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment						$ 500	0	(165)	496	(247)
Contracts related to SREC's from NC projects [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment										(1,900)
Amaroo solar project in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment										300
NC projects [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment										400
Yoogali Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Net gains (losses) on disposals of property, plant and equipment		$ (200)
Total intangible assets and goodwill		$ 200
Daisy Hill Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment					$ 100
VivoRex LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Net gains (losses) on disposals of property, plant and equipment							0	$ 0	2,768	(1,902)
Consideration paid (received)			$ (1,000)
Gains (losses) on disposal of contract obligations			2,800
Total contract liabilities			2,500
Other liabilities			500
Cash and other current assets			$ 200
Profit (loss) from operating activities							$ 100		$ 0	$ 1,959	$ 645